COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Rental expense for office operating leases was $36,008 and $24,768 during the three months ended September 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of September 30, 2012 are as follows:

Period ending September 30,	Amount
2013	$57,323
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$199,668

Rental expense for office operating leases was $87,769 and $43,662 during the years ended June 30, 2012 and 2011, respectively. Future minimum rental commitments under long-term non-cancellable facilities operating leases in place as of June 30, 2012 are as follows:

Years ending June 30	Amount
2013	$93,308
2014	100,041
2015	42,304
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$235,653